UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00041
--------------------------------------------------------------------------------

                    GENERAL AMERICAN INVESTORS COMPANY, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           450 Lexington Avenue, Suite 3300, New York, NY 10017-3911
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

                           Eugene L. DeStaebler, Jr.
                    General American Investors Company, Inc.
                        450 Lexington Avenue, Suite 3300
                            New York, NY 10017-3911
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  212-916-8400

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

Item 1.  SCHEDULE OF INVESTMENTS.

           STATEMENT OF INVESTMENTS September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

     Shares or                                                                                       Value
 Principal Amount    COMMON STOCKS                                                                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
BUILDING AND REAL ESTATE (2.8%)
------------------------------------------------------------------------------------------------------------------------------------
     950,000    CEMEX, S.A. de C.V.                                    (COST $24,846,539)        $26,733,000
                                                                                                 -----------

COMMUNICATIONS AND INFORMATION SERVICES (7.3%)
------------------------------------------------------------------------------------------------------------------------------------
     550,000    American Tower Corporation (a)                                                     8,442,500
     550,000    CIENA Corporation (a)                                                              1,089,000
     900,000    Cisco Systems, Inc. (a)                                                           16,290,000
     620,000    Cox Communications, Inc. Class A (a)                                              20,540,600
     150,000    Juniper Networks, Inc. (a)                                                         3,540,000
     500,000    Lamar Advertising Company Class A (a)                                             20,805,000
                                                                                                  ----------
                                                                       (COST $58,318,248)         70,707,100
                                                                                                  ----------
COMPUTER SOFTWARE AND SYSTEMS (5.9%)
------------------------------------------------------------------------------------------------------------------------------------
     300,000    EMC Corporation (a)                                                                3,462,000
   1,525,000    Microsoft Corporation                                                             42,166,250
     623,000    NetIQ Corporation (a)                                                              6,666,100
     233,500    VeriSign, Inc. (a)                                                                 4,641,980
                                                                                                  ----------
                                                                       (COST $54,544,667)         56,936,330
                                                                                                  ----------
CONSUMER PRODUCTS AND SERVICES (3.6%)
------------------------------------------------------------------------------------------------------------------------------------
     350,000    Diageo plc                                                                        17,650,500
     275,000    Ethan Allen Interiors Inc.                                                         9,556,250
     150,000    PepsiCo, Inc.                                                                      7,297,500
                                                                                                  ----------
                                                                       (COST $28,303,579)         34,504,250
                                                                                                  ----------
ELECTRONICS (1.9%)
------------------------------------------------------------------------------------------------------------------------------------
     715,000    Molex Incorporated Class A                             (COST $15,450,691)         18,818,800
                                                                                                  ----------



ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (3.6%)
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000    Republic Services, Inc.                                (COST $26,227,380)         34,968,000
                                                                                                  ----------

FINANCE AND INSURANCE (31.0%)
------------------------------------------------------------------------------------------------------------------------------------
   BANKING (10.2%)
------------------------------------------------------------------------------------------------------------------------------------
     368,000    Bank of America Corporation                                                       15,945,440
     325,000    Golden West Financial Corporation                                                 36,058,750
     330,000    M&T Bank Corporation                                                              31,581,000
     205,000    SunTrust Banks, Inc.                                                              14,434,050
                                                                                                  ----------
                                                                       (COST $23,599,570)         98,019,240
                                                                                                  ----------
   INSURANCE (18.4%)
------------------------------------------------------------------------------------------------------------------------------------
     265,000    American International Group, Inc.                                                18,017,350
     625,000    Annuity and Life Re (Holdings), Ltd. (a)                                             250,000
         300    Berkshire Hathaway Inc. Class A (a)                                               25,995,000
     650,000    Everest Re Group, Ltd.                                                            48,314,500
     435,000    MetLife, Inc.                                                                     16,812,750
     175,000    Montpelier Re Holdings Ltd.                                                        6,419,000
     500,000    PartnerRe Ltd.                                                                    27,345,000
     445,000    Reinsurance Group of America, Incorporated                                        18,334,000
     281,250    Transatlantic Holdings, Inc.                                                      15,285,937
                                                                                                 -----------
                                                                       (COST $84,976,740)        176,773,537
                                                                                                 -----------

   OTHER (2.4%)
------------------------------------------------------------------------------------------------------------------------------------
     775,000    Annaly Mortgage Management, Inc.                                                  13,275,750
      90,184    Central Securities Corporation                                                     2,006,594
     850,000    MFA Mortgage Investments, Inc.                                                     7,828,500
                                                                                                  ----------
                                                                       (COST $19,609,426)         23,110,844
                                                                                                  ----------
                                                                      (COST $128,185,736)        297,903,621
                                                                                                 -----------

--------------------------------------------------------------------------------
                           General American Investors

     Shares or                                                                                       Value
 Principal Amount COMMON STOCKS (continued)                                                        (note 1)
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE  (16.8%)
------------------------------------------------------------------------------------------------------------------------------------
         PHARMACEUTICALS (14.4%)
     340,000    Alkermes, Inc. (a)                                                                $3,923,600
     825,000    Baxter International Inc.                                                         26,532,000
     250,000    Biogen Idec Inc. (a)                                                              15,292,500
     300,000    Bristol-Myers Squibb Company                                                       7,101,000
      75,000    Cytokinetics, Incorporated (a)                                                       997,500
     270,000    Genaera Corporation (a)                                                            1,055,700
     560,000    Genentech, Inc. (a)                                                               29,355,200
     375,000    Genta Incorporated (a)                                                             1,008,750
     455,000    MedImmune, Inc. (a)                                                               10,783,500
     120,000    Millennium Pharmaceuticals, Inc.(a)                                                1,640,400
   1,325,000    Pfizer Inc                                                                        40,545,000
                                                                                                 -----------
                                                                      (COST $100,333,012)        138,235,150
                                                                                                 -----------
   MEDICAL INSTRUMENTS AND DEVICES (2.4%)
------------------------------------------------------------------------------------------------------------------------------------
     450,000    Medtronic, Inc.                                        (COST $10,483,716)         23,355,000
                                                                                                 -----------

                                                                      (COST $110,816,728)        161,590,150
                                                                                                 -----------
MISCELLANEOUS (0.9%)
------------------------------------------------------------------------------------------------------------------------------------
                Other (b)                                               (COST $8,337,168)          8,600,000
                                                                                                   ---------
 OIL & NATURAL GAS (INCLUDING SERVICES) (12.6%)
------------------------------------------------------------------------------------------------------------------------------------
     390,000    Apache Corporation                                                                19,542,900
     800,000    Devon Energy Corporation                                                          56,808,000
     600,000    Halliburton Company                                                               20,214,000
     247,000    Total S.A. ADR                                                                    25,235,990
                                                                                                  ----------
                                                                       (COST $86,389,860)        121,800,890
                                                                                                 -----------
RETAIL TRADE (20.3%)
------------------------------------------------------------------------------------------------------------------------------------
     700,000    Costco Wholesale Corporation                                                      29,057,000
   1,920,000    The Home Depot, Inc. (c)                                                          75,264,000
   2,500,000    The TJX Companies, Inc.                                                           55,100,000
     675,000    Wal-Mart Stores, Inc.                                                             35,910,000
                                                                                                  ----------
                                                                       (COST $68,036,225)        195,331,000
                                                                                                 -----------
SEMICONDUCTORS (0.8%)
------------------------------------------------------------------------------------------------------------------------------------
     491,500    Brooks Automation, Inc. (a)                                                        6,954,725
     197,000    EMCORE Corporation (a)                                                               388,090
                                                                                                   ---------
                                                                        (COST $9,890,144)          7,342,815
                                                                                                   ---------
SPECIAL HOLDINGS (a) (d) (NOTE 2) (0.2%)
------------------------------------------------------------------------------------------------------------------------------------
     200,000    Cytokinetics, Incorporated                                                         1,862,000
     144,000    Silicon Genesis Corporation                                                           21,600
     546,000    Standard MEMS, Inc. Series A Convertible Preferred                                        -
                                                                                                   ---------
                                                                        (COST $8,009,720)          1,883,600(e)
                                                                                                   ---------

   TOTAL COMMON STOCKS (107.7%)                                       (COST $627,356,685)      1,037,119,556
                                                                                               -------------

                  CONVERTIBLE CORPORATE NOTES
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION SERVICES  (0.3%)
------------------------------------------------------------------------------------------------------------------------------------
  $2,321,000    American Tower Corporation 9 3/8% due 2/1/09            (COST $2,451,141)          2,471,865
                                                                                                   ---------



------------------------------------------------------------------------------------------------------------------------------------
OIL & NATURAL GAS (INCLUDING SERVICES) (1.2%)
------------------------------------------------------------------------------------------------------------------------------------
 $22,500,000    El Paso Corporation 0% due 2/28/21                     (COST $10,822,193)         11,475,000
                                                                                                  ----------

 TOTAL CONVERTIBLE CORPORATE NOTES (1.5%)                              (COST $13,273,334)         13,946,865
                                                                                                  ----------

--------------------------------------------------------------------------------
                 General American Investors

     Principal                                                                                       Value
      Amount    SHORT-TERM SECURITIES AND OTHER ASSETS                                             (note 1)
------------------------------------------------------------------------------------------------------------------------------------
 $20,900,000    American Express Credit Corporation notes due 10/7-10/28/04; 1.51%-1.66%         $20,861,326
  26,600,000    American General Finance Corporation notes due 10/5-11/4/04; 1.55%-1.76%          26,549,092
  24,600,000    General Electric Capital Corporation notes due 10/14-11/1/04; 1.59%-1.68%         24,548,067
  18,900,000    General Motors Acceptance Corporation notes due 10/1-10/26/04; 1.66%-1.76%        18,861,067
  13,900,000    Prudential Funding, LLC notes due 10/18-11/2/04; 1.62%-1.76%                      13,871,684
  10,200,000    Sears Roebuck Acceptance Corp. notes due 10/4-10/21/04;1.70%-1.75%                10,179,937
                                                                                                 -----------
                Total Short-Term Securities (11.9%)                   (COST $114,871,173)        114,871,173
                                                                                               -------------
TOTAL INVESTMENTS (f) (121.1%)                                        (COST $755,501,192)      1,165,937,594
    Liabilities in excess of cash, receivables and other assets (-0.3%)                           (3,161,677)
                                                                                               -------------
                                                                                               1,162,775,917
                                                                                               -------------
PREFERRED STOCK (-20.8%)                                                                        (200,000,000)
                                                                                               -------------
NET ASSETS APPLICABLE TO COMMON STOCK (100%)                                                    $962,775,917
                                                                                               =============

 (a) Non-income producing security.
 (b) Securities which have been held for less than one year and in which the Company is in the process of accumulating a position.
 (c) 1,000,000 shares held by custodian in a segregated custodian account as collateral for open short positions.
 (d) Restricted security.
 (e) Fair value of each holding in the opinion of the directors.
 (f) At September 30, 2004:
        (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes,
        (2) aggregate gross unrealized appreciation was $456,004,746,
        (3) aggregate gross unrealized depreciation was $45,568,344, and
        (4) net unrealized appreciation was $410,436,402.




        STATEMENT OF SECURITIES SOLD SHORT September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                         General American Investors

                                                                                                     Value
      Shares    COMMON STOCKS                                                                      (note 1)
------------------------------------------------------------------------------------------------------------------------------------
      50,000    NASDAQ-100 Trust, Series 1                          (PROCEEDS $1,501,230)         $1,757,000
                                                                                                  ==========





         STATEMENT OF OPTIONS WRITTEN September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                          General American Investors

     Contracts                                                                                             Value
 (100 shares each)      COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE                                     (note 1)
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS AND INFORMATION SERVICES
------------------------------------------------------------------------------------------------------------------------------------
       1,225    Cox Communications, Inc. Class A/January 05/$32.50      (PREMIUMS RECEIVED $206,188)     $220,500
                                                                                                         --------

    PHARMACEUTICALS
------------------------------------------------------------------------------------------------------------------------------------
         200    Genentech, Inc./January 05/$55                          (PREMIUMS RECEIVED $79,398)        62,000
                                                                                                           ------

PUT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
    OIL & NATURAL GAS (INCLUDING SERVICES)
------------------------------------------------------------------------------------------------------------------------------------
         500    Apache Corporation/January 05/$45                       (PREMIUMS RECEIVED $98,498)        55,000
                                                                                                           ------

                TOTAL OPTIONS                                           (PREMIUMS RECEIVED $384,084)     $337,500
                                                                                                         ========
(see notes to financial statements)

                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

                              1. SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ securities for which no sales or prices are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for open short positions and written options) on the valuation date. Corporate discount notes are valued at amortized cost, which approximates market value. Special holdings are valued at fair value in the opinion of the Directors. In determining fair value, in the case of restricted shares, consideration is given to cost, operating and other financial data and, where applicable, subsequent private offerings or market price of the issuer's unrestricted shares (to which a 30 percent discount is applied).



                            2. RESTRICTED SECURITIES

                                                            DATE                         VALUE
                                                          ACQUIRED         COST        (NOTE 1)
                                                        -----------    -----------   -----------
Cytokinetics, Incorporated                                 3/21/03      $2,000,000    $1,862,000
Silicon Genesis Corporation                                2/16/01       3,006,720        21,600
Standard MEMS, Inc. Series A Convertible Preferred        12/17/99       3,003,000            -
                                                                       -----------    ----------
Total                                                                   $8,009,720    $1,883,600
                                                                       ===========    ==========

ITEM 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of October 12, 2004, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of October 12, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

       The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:  /s/ Eugene L. DeStaebler, Jr.
         Eugene L. DeStaebler, Jr.
         Vice-President, Administration

Date:  October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Spencer Davidson
         Spencer Davidson
         President and Chief Executive Officer
         (Principal Executive Officer)

Date:  October 26, 2004

By:  /s/ Eugene L. DeStaebler, Jr.
         Eugene L. DeStaebler, Jr.
         Vice-President, Administration
         (Principal Financial Officer)

Date:  October 26, 2004